Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Asia	$ 131,263	$ 105,952	$ 27,311
Europe	16,881	15,282	6,257
United States	2,953	691
Total Revenue	$ 151,097	$ 121,925	$ 33,568